Document and Entity Information	Feb. 16, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001839360
Document Type	8-K
Document Period End Date	Feb. 16, 2023
Entity Registrant Name	FAZE HOLDINGS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40083
Entity Tax Identification Number	84-2081659
Entity Address, Address Line One	720 N. Cahuenga Blvd.
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90038
City Area Code	(818)
Local Phone Number	688-6373
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	FAZE
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of common stock
Trading Symbol	FAZEW
Security Exchange Name	NASDAQ